Revenue - Summary of Revenue from Products and Services (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Revenue [abstract]
Rendering of services	₨ 571,301		₨ 524,543	₨ 522,061
Sales of products	14,544		20,328	28,341
Total revenues	₨ 585,845	$ 8,471	₨ 544,871	₨ 550,402